Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Parties

	March 31, 2020	December 31, 2019

Principal Outstanding
Opening balance	$—	$318,078
Additions	300,000	—
Settled by issuance of common shares	—	(318,078)
	300,000	—
Accrued Interest
Opening balance	—	113,553
Interest expense	—	25,830
Conversion to equity	—	(139,383)
	—	—
Pomissory Notes Payable – Related Party	$300,000	$—

	December 31, 2019	December 31, 2018

Principal Outstanding
Opening balance	$318,078	$318,078
Settled by issuance of common shares	(318,078)	—
	—	318,078
Accrued Interest
Opening balance	113,553	75,384
Interest expense	25,830	38,169
Conversion to equity	(139,383)	—
	—	113,553
Convertible Debentures, net	—	431,631

Deferred Purchase consideration, Related Party
Description	March 31, 2020	December 31, 2019
Principal Outstanding
Promissory notes due to related parties	$1,279,430	$1,830,541
Additional earnout earned	—	224,540
Settled by the issuance of common shares	(336,727)	(410,925)
Repayment in cash	(92,444)	(328,734)
Foreign exchange movements	(15,905)	(35,992)
	834,354	1,279,430
Present value discount on future payments
Present value discount	(80,069)	(161,393)
Amortization	21,685	78,128
Foreign exchange movements	1,395	3,195
	(56,989)	(80,069)
Deferred purchase consideration, net	$777,365	$1,199,361

Description	December 31, 2019
Principal Outstanding
Promissory notes due to related parties	$1,830,541
Additional earnout earned	224,540
Settled by the issuance of common shares	(410,925)
Repayment in cash	(328,734)
Foreign exchange movements	(35,992)
1,279,430
Present value discount on future payments
Present value discount	(161,393)
Amortization	78,128
Foreign exchange movements	3,195
(80,069)
Deferred purchase consideration, net	$1,199,361

Disclosed as follows:
Current liability	$1,157,407
Long term liability	41,954
Deferred purchase consideration, net	$1,199,361

Related Party Receivables
	March 31, 2020	December 31, 2019
Related Party payables
Gold Street Capital Corp.	$(31,213)	$(2,551)
Luca Pasquini	(21,217)	—
	$(52,430)	$(2,551)
Related Party Receivables
Luca Pasquini	$867	$4,123

	December 31, 2019	December 31, 2018
Related Party payables
Gold Street Capital Corp.	$(2,551)	$(39,237)

Related Party Receivables
Luca Pasquini	$4,123	$—